Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“CEO”) and Non-CEO NEOs and Company performance for the fiscal years listed below. The Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for CEO[1] ($)	Compensation Actually Paid to CEO[1,2,3,4] ($)	Average Summary Compensation Table Total for Non-CEO NEOs[1] ($)	Average Compensation Actually Paid to Non-CEO NEOs[1,2,3,4] ($)	Value of Initial Fixed $100 Investment based on:[5]		Net Income ($ Millions)	Non-GAAP EPS[6]
					TSR ($)	Peer Group TSR ($)
2023	5,661,458	9,344,246	1,716,606	2,533,532	149.96	158.80	83	$6.50
2022	4,848,381	4,601,982	1,462,435	1,350,244	110.27	134.63	64	$5.77
2021	4,398,947	6,389,100	1,351,755	2,097,296	113.53	148.95	71	$4.82
2020	3,007,891	2,670,601	2,330,360	2,216,054	81.80	118.06	55	$4.17
(1) John Wasson was our CEO for each year presented. The individuals comprising the Non-CEO named executive officers for each year presented are listed below.
2020	2021	2022	2023
Sudhakar Kesavan	James C. Morgan	James C. Morgan	James C. Morgan
James C. Morgan	Bettina Welsh	Bettina Welsh	Barry Broadus
Bettina Welsh	Sergio Ostria	Barry Broadus	Anne Choate
Sergio Ostria	Mark Lee	Anne Choate	Mark Lee
Mark Lee
(2) The amounts reported in the Compensation Actually Paid columns of the table above for fiscal years 2020, 2021 and 2022 have been updated from the same disclosures in our proxy statement for the 2023 Annual Meeting to reflect updated SEC guidance released during 2023 and to reflect the inclusion of certain RSU awards that were inadvertently omitted from the calculations for these fiscal years in last year’s table.
(3) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
Year	Summary Compensation Table Total for CEO ($)	Exclusion of Stock Awards and Option Awards for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2023	5,661,458	(3,422,952)	7,105,740	9,344,246
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	1,716,606	(835,516)	1,652,442	2,533,532
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total - Inclusion of Equity Values for CEO ($)
2023	4,346,233	1,784,527	—	974,980	—	7,105,740
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)
2023	1,027,150	454,897	—	170,395	—	1,652,442
(4) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards are the amounts from the Stock Awards column set forth in the Summary Compensation Table.
(5) The amounts set forth under the heading “Peer Group TSR” reflect the value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019, into the S&P Composite 1500 – Commercial & Professional Services Index.
(6) The Human Capital Committee determined that Non-GAAP EPS was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2023. More information on non-GAAP EPS used for STI and LTI can be found in Annexes A and B. This performance measure may not have been the most important financial performance measure for years 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote
(1) John Wasson was our CEO for each year presented. The individuals comprising the Non-CEO named executive officers for each year presented are listed below.
2020	2021	2022	2023
Sudhakar Kesavan	James C. Morgan	James C. Morgan	James C. Morgan
James C. Morgan	Bettina Welsh	Bettina Welsh	Barry Broadus
Bettina Welsh	Sergio Ostria	Barry Broadus	Anne Choate
Sergio Ostria	Mark Lee	Anne Choate	Mark Lee
Mark Lee

Peer Group Issuers, Footnote
(5) The amounts set forth under the heading “Peer Group TSR” reflect the value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019, into the S&P Composite 1500 – Commercial & Professional Services Index.

PEO Total Compensation Amount	$ 5,661,458	$ 4,848,381	$ 4,398,947	$ 3,007,891
PEO Actually Paid Compensation Amount	$ 9,344,246	4,601,982	6,389,100	2,670,601
Adjustment To PEO Compensation, Footnote
(3) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
Year	Summary Compensation Table Total for CEO ($)	Exclusion of Stock Awards and Option Awards for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2023	5,661,458	(3,422,952)	7,105,740	9,344,246
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total - Inclusion of Equity Values for CEO ($)
2023	4,346,233	1,784,527	—	974,980	—	7,105,740

Non-PEO NEO Average Total Compensation Amount	$ 1,716,606	1,462,435	1,351,755	2,330,360
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,533,532	1,350,244	2,097,296	2,216,054
Adjustment to Non-PEO NEO Compensation Footnote
(3) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	1,716,606	(835,516)	1,652,442	2,533,532
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)
2023	1,027,150	454,897	—	170,395	—	1,652,442

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, the Company’s cumulative TSR over the four (4) most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Net Income during the four (4) most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Non-GAAP EPS
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Non-GAAP EPS during the four (4) most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, the Company’s cumulative TSR over the four (4) most recently completed fiscal years, and the Peer Group TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial [and Non-Financial] Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and Non-CEO NEOs for 2023 to Company performance. The measures in this table are not ranked.
Non-GAAP EPS Gross Revenue Relative Total Shareholder Return

Total Shareholder Return Amount	$ 149.96	110.27	113.53	81.8
Peer Group Total Shareholder Return Amount	158.8	134.63	148.95	118.06
Net Income (Loss)	$ 83,000,000	$ 64,000,000	$ 71,000,000	$ 55,000,000
Company Selected Measure Amount | $ / shares	6.5	5.77	4.82	4.17
PEO Name	John Wasson	John Wasson	John Wasson	John Wasson
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description
(6) The Human Capital Committee determined that Non-GAAP EPS was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2023. More information on non-GAAP EPS used for STI and LTI can be found in Annexes A and B. This performance measure may not have been the most important financial performance measure for years 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Gross Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,422,952)
PEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,105,740
PEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,346,233
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,784,527
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	974,980
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(835,516)
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,652,442
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,027,150
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	454,897
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,395
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0